Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 2,055
Ending balance		4,183	$ 2,055
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,701	6,448
Impact from adoption IFRS 16	[1],[2]	1,965
Additions/lease modifications		996	620
Disposals	[3]	(398)	(365)
Foreign exchange and other		36	(2)
Ending balance		9,300	6,701
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,646)	(4,462)
Disposals	[2]	360	247
Depreciation		801	435
Foreign exchange and other		30	(4)
Ending balance		(5,117)	(4,646)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		109
Ending balance		112	109
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		109	145
Additions/lease modifications		8	10
Disposals	[3]	(6)	(45)
Foreign exchange and other		1	(1)
Ending balance		112	109
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		573
Ending balance		518	573
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,534	1,627
Impact from adoption IFRS 16	[1],[2]	(23)
Additions/lease modifications		53	86
Disposals	[3]	(116)	(179)
Foreign exchange and other		6
Ending balance		1,454	1,534
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(961)	(1,016)
Disposals	[2]	93	114
Depreciation		64	59
Foreign exchange and other		4
Ending balance		(936)	(961)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		684
Ending balance		593	684
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,470	2,229
Impact from adoption IFRS 16	[1],[2]	(65)
Additions/lease modifications		168	343
Disposals	[3]	(104)	(102)
Foreign exchange and other		12
Ending balance		2,481	2,470
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,786)	(1,662)
Impact from adoption IFRS 16	[1]	(27)
Disposals	[2]	100	101
Depreciation		218	227
Foreign exchange and other		11	(2)
Ending balance		(1,888)	(1,786)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		231
Ending balance		224	231
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		973	933
Additions/lease modifications		41	57
Disposals	[3]	(122)	(15)
Foreign exchange and other		12	(2)
Ending balance		904	973
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(742)	(704)
Disposals	[2]	120	12
Depreciation		52	51
Foreign exchange and other		6	(1)
Ending balance		(680)	(742)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		458
Ending balance		519	458
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,615	1,514
Additions/lease modifications		167	124
Disposals	[3]	(28)	(24)
Foreign exchange and other		15	1
Ending balance		1,769	1,615
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,157)	(1,080)
Disposals	[2]	25	20
Depreciation		107	98
Foreign exchange and other		11	(1)
Ending balance		(1,250)	$ (1,157)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		2,217
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact from adoption IFRS 16	[1],[2]	2,053
Additions/lease modifications		559
Disposals	[3]	(22)
Foreign exchange and other		10
Ending balance		2,580
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact from adoption IFRS 16	[1]	27
Disposals	[2]	22
Depreciation		360
Foreign exchange and other		2
Ending balance		$ (363)

[1]	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).
[2]	Includes net book value of buildings transferred to right-of-use assets.
[3]	Includes fully depreciated assets written off.